Statement of Net Asset Available for Plan Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at Fair Value (Note 3):
Total investments	$ 928,859,432	$ 897,469,645
Receivables:
Notes receivable from participants	16,285,263	20,287,201
Due from broker	0	405
Total receivables	16,285,263	20,287,606
Total assets	945,144,695	917,757,251
Net assets available for plan benefits	945,144,695	917,757,251
Mutual Funds
Investments at Fair Value (Note 3):
Total investments	247,682,435	296,701,282
Variable Annuities
Investments at Fair Value (Note 3):
Total investments	43,322,552	0
Common Stock
Investments at Fair Value (Note 3):
Total investments	54,643,430	45,756,216
Collective Trust Funds
Investments at Fair Value (Note 3):
Total investments	583,211,015	554,007,441
Money Market Fund
Investments at Fair Value (Note 3):
Total investments	$ 0	$ 1,004,706